Pension and other long-term benefit commitments, Major Categories of Plan Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Major categories of plan assets [Abstract]
Equity instruments		$ 76.9	$ 55.7
Debt instruments		71.2	70.8
Real estate		3.6	2.9
Cash and cash equivalents		1.6	2.6
Re-insurance contracts with guaranteed interest rates	[1]	8.1	6.5
Other		12.1	9.8
Total		$ 173.5	148.3
Interest rate for majority re-insurance contracts		4.00%
Bottom of Range [Member]
Major categories of plan assets [Abstract]
Interest rate for remaining re-insurance contracts		2.75%
Top of Range [Member]
Major categories of plan assets [Abstract]
Interest rate for remaining re-insurance contracts		3.25%
Germany [Member]
Major categories of plan assets [Abstract]
Equity instruments		$ 69.0	49.3
Debt instruments		61.7	63.3
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	8.1	6.5
Other		0.0	0.0
Total		138.8	119.1
Rest of World [Member]
Major categories of plan assets [Abstract]
Equity instruments		7.9	6.4
Debt instruments		9.5	7.5
Real estate		3.6	2.9
Cash and cash equivalents		1.6	2.6
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		12.1	9.8
Total		34.7	29.2
Quoted [Member]
Major categories of plan assets [Abstract]
Equity instruments		73.9	49.3
Debt instruments		65.8	65.9
Real estate		3.5	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		0.0	0.0
Total		143.2	115.2
Quoted [Member] | Germany [Member]
Major categories of plan assets [Abstract]
Equity instruments		69.0	49.3
Debt instruments		61.7	63.3
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		0.0	0.0
Total		130.7	112.6
Quoted [Member] | Rest of World [Member]
Major categories of plan assets [Abstract]
Equity instruments		4.9	0.0
Debt instruments		4.1	2.6
Real estate		3.5	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		0.0	0.0
Total		12.5	2.6
Unquoted [Member]
Major categories of plan assets [Abstract]
Equity instruments		3.0	6.4
Debt instruments		5.4	4.9
Real estate		0.1	2.9
Cash and cash equivalents		1.6	2.6
Re-insurance contracts with guaranteed interest rates	[1]	8.1	6.5
Other		12.1	9.8
Total		30.3	33.1
Unquoted [Member] | Germany [Member]
Major categories of plan assets [Abstract]
Equity instruments		0.0	0.0
Debt instruments		0.0	0.0
Real estate		0.0	0.0
Cash and cash equivalents		0.0	0.0
Re-insurance contracts with guaranteed interest rates	[1]	8.1	6.5
Other		0.0	0.0
Total		8.1	6.5
Unquoted [Member] | Rest of World [Member]
Major categories of plan assets [Abstract]
Equity instruments		3.0	6.4
Debt instruments		5.4	4.9
Real estate		0.1	2.9
Cash and cash equivalents		1.6	2.6
Re-insurance contracts with guaranteed interest rates	[1]	0.0	0.0
Other		12.1	9.8
Total		$ 22.2	$ 26.6

[1]	The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.